Interests in associates, joint ventures and other investments	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Interests in associates, joint ventures and other investments
13. Interests in associates and other investments
The movements in 2024 and 2023 were as follows:

	Interests in associates	Other investments
	£m	£m
1 January 2023	305	370
Additions	39	2
Share of profits of associates	25	—
Share of other comprehensive income of associates	(1)	—
Dividends	(30)	—
Other movements	(12)	—
Exchange adjustments	(19)	—
Disposals	(5)	(10)
Revaluation of other investments through profit or loss	—	(26)
Revaluation of other investments through other comprehensive income	—	(3)
Impairment charges	(15)	—
31 December 2023	287	333
Additions	—	24
Share of profits of associates	34	—
Dividends	(29)	—
Other movements[1]	3	62
Exchange adjustments	(9)	—
Disposals	(10)	—
Revaluation of other investments through profit or loss	—	(14)
Revaluation of other investments through other comprehensive income	—	(7)
Impairment charges	(23)	—
31 December 2024	253	398
Note
[1]Other movements predominantly relates to a not material reclassification of investment funds from 'Trade and other receivables' to 'Other investments'.
Interests in joint ventures are not material and none of the Group's associates are individually material at 31 December 2024.
The investments included above as 'Other investments' predominantly represent investments in equity securities that present the Group with the opportunity for returns through dividend income and trading gains. They have no fixed maturity or coupon rate. The fair values of the listed securities are based on quoted market prices at the balance sheet date. For unlisted securities, where market value is not available, the Group has estimated relevant fair values on the basis of the latest funding rounds or other external sources where required.
The carrying values of the Group’s associates are reviewed for impairment in accordance with the Group’s accounting policies.
Aggregate information of associates that are not individually material
The following table presents a summary of the aggregate financial performance of the Group’s associates.

	2024	2023	2022
	£m	£m	£m
Earnings/(losses) from associates (note 4)	36	70	(60)
Share of other comprehensive (loss)/income of associates	—	(1)	51
Share of total comprehensive earnings/(loss) of associates	36	69	(9)
The application of equity accounting is ordinarily discontinued when the investment is reduced to nil and additional losses are not provided for unless the Group has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.
At 31 December 2024, share of losses of £57 million (2023: £30 million, 2022: £30 million) for the US and £196 million (2023: £138 million, 2022: £34 million) for the Rest of World have not been recognised in relation to Kantar, as the investment was previously reduced to nil in 2022.